Income tax - Tax losses available for offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Tax rate	19.25%	24.02%	27.85%
Accumulated tax loss (gross)	$ (681,545)	$ (738,881)	$ (674,354)
Germany
Disclosure of geographical areas [line items]
Tax rate	30.20%
Accumulated tax loss (gross)	$ (27,142)	(37,933)	(32,175)
Corporate income tax rate	15.80%
Trade tax rate	14.40%
Accumulated tax losses related to trade tax	$ 53,474
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax rate	31.00%
Accumulated tax loss (gross)	$ (37,863)	(29,580)	(34,512)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	22.50%
Accumulated tax loss (gross)	$ (100,454)	(151,823)	(132,244)
Nigeria
Disclosure of geographical areas [line items]
Tax rate	30.00%
Accumulated tax loss (gross)	$ (252,909)	(269,961)	(248,166)
South Africa
Disclosure of geographical areas [line items]
Tax rate	28.00%
Accumulated tax loss (gross)	$ (53,251)	(49,591)	(46,853)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	10 years
Tax rate	30.00%
Accumulated tax loss (gross)	$ (86,933)	(87,785)	(78,780)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (35,101)	(34,784)	(34,309)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (6,852)	(9,560)	(10,124)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (81,040)	$ (67,864)	$ (57,191)